Earnings per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share Table [Abstract]
Schedule of earnings per share
	As of September 30,
	2022	2021
Basic number:
Allocated basic earnings and not distributed	814	1,083
Net income allocated available to common shareholders	814	1,083
Basic denominator (millions of shares)
Weighted average of the number of shares	1,347	466
Basic earnings per million shares (R$)	0.604492	2.32456
Diluted number:
Allocated diluted earnings and not distributed	814	1,083
Net income allocated available to common shareholders	814	1,083
Dilute denominator (millions of shares)
Weighted average of the number of shares	1,347	466
Weighted average of stock options plan	7	1
Diluted weighted average of shares	1,354	467
Diluted earnings per million shares (R$)	0.601392	2.32120